COMMON STOCK WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
COMMON STOCK WARRANTS
COMMON STOCK WARRANTS

NOTE 9 – COMMON STOCK WARRANTS

Estimated Fair Value of Outstanding Warrants Classified as Liabilities

The estimated fair value of outstanding warrants classified as liabilities is determined at each consolidated balance sheet date. Any decrease or increase in the estimated fair value of the warrant liability since the most recent consolidated balance sheet date is recorded in the consolidated statements of operations as a change in fair value of warrant liability.

The fair value of the outstanding warrants accounted for as liabilities as of March 31, 2023 are calculated using the Black-Scholes option pricing model with the following assumptions:

	Exercise	Asset	Dividend	Expected	Risk-Free	Expected
As of March 31, 2023	Price	Price	Yield	Volatility	Interest Rate	Life
Convertible Notes Warrants	$11.50	$5.21	0%	55%	3.60%	4.68	years

The changes in fair value of the outstanding warrants classified as liabilities for the three months ended March 31, 2023 and 2022 were as follows:

	Warrant		Warrant
	liability,	Change in	liability,
	December 31,	fair value of	March 31,
Warrant Issuance	2022	warrants	2023
Convertible Notes Warrants	$1,991,503	$842,559	$2,834,062

There were 4,597,180 equity classified warrants outstanding as of March 31, 2023 and December 31, 2022.

NOTE 9 – COMMON STOCK WARRANTS

As of December 31, 2022, the Company has 6,512,087 warrants outstanding. The exercise price for the warrants is $11.50 per share. An aggregate of 1,914,907 warrants were issued by the Company with issuance of Senior and Subordinated Convertible Notes (See Footnote 8 – Debt). Additionally, 4,597,180 warrants were issued to holders of Lakeshare founder shares, and private and public warrant holders, as a result of the Business Combination, detailed as below:

●	At the Closing of the Business Combination, 196,256 Private Placement Warrants held by the Sponsor, each exercisable for one ordinary share of Lakeshore at $11.50 per share, automatically converted into warrants to purchase one share of ProSomnus common stock at $11.50 per share. (Private Warrants)
●	At the Closing of the Business Combination, 4,100,239 Public Warrants of Lakeshore, originally issued in the initial public offering of Lakeshore, were converted into 4,100,239 common stock warrants of ProSomnus common stock at $11.50 per share. (Public Warrants)
●	Pursuant to Amended and Restated Purchaser Support Agreement dated November 28, 2022 between the Company and Lakeshore, at the closing of the Business Combination, the Company issued an additional 300,685 warrants of the Company’s common stock to founders of Lakeshore at substantively identical terms as the Private Placement warrants and the Public warrants. (Additional Private Warrants)

As of December 31, 2021, the Company had an aggregate of 322,223 warrants outstanding. These warrants were issued in connection with the loan and security agreement by the Company. (See Footnote 8 – Debt).

The following is a summary of the Company’s warrant activity for the year ended December 31, 2022.

		Outstanding				Outstanding
	Issuance	December 31,				December 31,
Warrant Issuance	Period	2021	Granted	Exercised	Cancelled	2022	Expiration

Convertible Notes Warrants - Senior Debt	Dec-22	—	169,597	—	—	169,597	Dec-27
Convertible Notes Warrants - Subordinated Debt	Dec-22	—	1,745,310	—	—	1,745,310	Dec-27
Private Warrants	Dec-22	—	196,256	—	—	196,256	Dec-27
Public Warrants	Dec-22	—	4,100,239	—	—	4,100,239	Dec-27
Additional Private Warrants	Dec-22	—	300,685	—	—	300,685	Dec-27
2021 preferred Series B warrants	Jan-20	111,111	—	(111,111)	—	—	Jan-30
2020 preferred Series B warrants	Apr-21	211,112	—	(211,112)	—	—	Apr-31

		322,223	6,512,087	(322,223)	—	6,512,087

Warrants classified as Liabilities

Warrants in connection with the Loan and Security Agreement

In connection with the Loan and Security Agreement, the Company issued a warrant to the lender for the purchase of 211,112 shares of Series B redeemable convertible preferred stock, with an exercise price of $1.80 per share (subject to a valuation cap of $150,000,000 in the event of a liquidation) and a term of ten years (“2020 preferred Series B warrants”). The fair value of the warrant at issuance was $228,000. The fair value of such warrant was estimated using the Black-Scholes Model based on the following weighted average assumptions: redeemable convertible preferred share price on date of grant $1.80, expected dividend yield 0%, expected volatility 26%, risk-free interest rate 0.93% and expected life of ten years.

In connection with the second loan and security agreement, the Company issued warrants to the lender for the purchase of 111,111 shares of Series B redeemable convertible preferred stock, with an exercise price of $1.80 per share (subject to a valuation cap of $150,000,000 in the event of a liquidation) and a term of ten years (“2021 preferred Series B warrants”). The fair value of the warrant at issuance was $143,333. The fair value of such warrant was estimated using the Black-Scholes Model based on the following weighted average assumptions: redeemable convertible preferred share price on date of grant $1.80, expected dividend yield 0%, expected volatility 27%, risk-free interest rate 1.73% and expected life of ten years.

The fair value of warrants was recorded within noncurrent liabilities as a debt discount and a warrant liability, with changes in fair value recognized in the consolidated statements of operations. During the years ended December 31, 2022 and 2021, the Company recognized interest expense of $47,046 and $89,750, respectively, upon amortization of the debt discounts. There was no balance of the debt discount as of December 31, 2022. The debt discount at December 31, 2021 was $242,277.

All of the warrants issued pursuant to these loan and security agreements were exercised immediately prior to the merger transaction. The Company issued 161,112 shares of Series B redeemable preferred stock to the warrant holders in a cashless exercise. The Series A Redeemable Convertible Preferred Stock was converted to common stock of ProSomnus on close of the merger transaction. There were no outstanding 2021 preferred Series B warrants and 2020 preferred Series B warrants in connection with the Loan and Security Agreement as of December 31, 2022.

Convertible Notes Warrants

In connection with closing of the Senior Convertible notes offering, the Company issued 169,597 warrants to purchase common stock. These warrants entitle the holders to purchase shares of common stock of the Company, subject to adjustment, at a purchase price per share of $11.50 and have a term of five years. Further, in connection with the closing of Subordinated Convertible notes offering, 1,745,310 warrants to purchase common stock to the Convertible Notes holders. These warrants entitle the Holders to purchase shares of common stock of the Company, subject to adjustment, at a purchase price per share of $11.50 and have a term of five years.

The Convertible Notes Warrants were classified as a derivative liability because the settlement provisions for the warrants contain adjustments to the settlement amount that do not meet the fixed-for-fixed test, thus these did not qualify as being indexed to the Company’s own common stock and are measured at fair value on a recurring basis.

The aggregate fair value of these warrants at issuance was $5,246,845.

Estimated Fair Value of Outstanding Warrants Classified as Liabilities

The estimated fair value of outstanding warrants classified as liabilities is determined at each consolidated balance sheet date. Any decrease or increase in the estimated fair value of the warrant liability since the most recent consolidated balance sheet date is recorded in the consolidated statements of operations as a change in fair value of warrant liability.

The fair value of the outstanding warrants accounted for as liabilities as of December 6, 2022, December 31, 2022 and December 31, 2021 are calculated using the Black-Scholes option pricing model with the following assumptions:

			Black-Scholes Fair Value Assumptions
	Exercise	Asset	Dividend	Expected	Risk-Free	Expected
As of Issuance date - December 6, 2022	Price	Price	Yield	Volatility	Interest Rate	Life
Convertible Notes Warrants - Senior Debt	$11.50	$8.69	0%	40%	3.70%	5.00	years
Convertible Notes Warrants - Subordinated Debt	11.50	8.69	0%	40%	3.70%	5.00	years

	Exercise	Asset	Dividend	Expected	Risk-Free	Expected
As of December 31, 2022	Price	Price	Yield	Volatility	Interest Rate	Life
Convertible Notes Warrants - Senior Debt	$11.50	$5.56	0%	40%	4.00%	4.93	years
Convertible Notes Warrants - Subordinated Debt	11.50	5.56	0%	40%	4.00%	4.93	years

			Black-Scholes Fair Value Assumptions
	Exercise	Asset	Dividend	Expected	Risk-Free	Expected
As of December 31, 2021	Price	Price	Yield	Volatility	Interest Rate	Life
2021 preferred Series B warrants	$1.80	$2.89	0%	20%	1.52%	9.26	years
2020 preferred Series B warrants	1.80	2.89	0%	20%	1.52%	8.10	years

Warrants Classified as Equity

Private warrants, Public warrants and Additional Private warrants

Certain warrants are classified as equity instruments since they do not meet the characteristics of a liability or a derivative and are recorded at fair value on the date of issuance using the Black-Scholes option pricing model. The fair value as determined at the issuance date is recorded as an issuance cost of the related stock.

At close of Business Combination, the Company issued an aggregate of 4,597,180 warrants to holders of Lakeshare founder shares, and to the private and public warrant holders, as a result of the Reincorporation Merger and the Business Combination agreements. The Public and Private warrants were issued in June 2021, pursuant to the initial public offering of Lakeshore; each warrant was exercisable for one ordinary share of Lakeshore at $11.50 per share. These automatically converted into warrants to purchase one share of ProSomnus common stock at $11.50 per share on consummation of the Business Combination with an expiry of 5 years, redeemable at $18.00 per share redemption trigger price.

ASC 815-10-15-74(a) provides a scope exception from Derivative Accounting if the financial instruments meet the following conditions:

Contracts issued or held by that reporting entity that are both:

1.	Indexed to its own stock (see Section 815-40-15)
2.	Classified in stockholders’ equity in its statement of financial position (see Section 815-40-25).

The Company has concluded that the Warrants meet the derivative scope exception in 815-10-15-74(a) as the Warrants are both indexed to the Company’s own stock, and meet the equity classification conditions within ASC 815-40-25. These warrants have been classified as Equity and recorded to additional paid in capital at the grant date fair value on date of issuance. The aggregate fair value of these warrants at issuance was $666,600. The fair value of such warrant was estimated using observable market inputs, the closing price of Lakeshore public warrants was $0.145 as of December 6, 2022.

The changes in fair value of the outstanding warrants classified as liabilities for the year ended December 31, 2022 and 2021 were as follows:

	Warrant				Warrant
	liability,	Fair value of	Fair value of	Change in	liability,
	December 31,	warrants	warrants	fair value of	December 31,
Warrant Issuance	2021	granted	exercised	warrants	2022
Convertible Notes Warrants - Senior Debt	$—	$464,696	$—	$(288,315)	$176,381
Convertible Notes Warrants - Subordinated Debt	—	4,782,149	—	(2,967,027)	1,815,122
2020 preferred Series B warrants and 2021 preferred Series B warrants	562,244	—	(580,000)	17,756	—

	Warrant				Warrant
	liability,	Fair value of	Fair value of	Change in	liability,
	December 31,	warrants	warrants	fair value of	December 31,
Warrant Issuance	2020	granted	exercised	warrants	2021
2020 preferred Series B warrants and 2021 preferred Series B warrants	$228,000	$143,333	$—	$190,911	$562,244

There were 4,597,180 equity classified warrants granted during the year ended December 31, 2022.